Expenditure Commitments (Details)	12 Months Ended
Jun. 30, 2020 AUD ($)
Expenditure Commitments (Textual)
Termination notice period for research and development contracts	30 days
Research and development termination commitments	$ 2,000,000
U.S office lease [Member]
Expenditure Commitments (Textual)
Lease expire	Oct. 31, 2020
Australian Office Lease [Member]
Expenditure Commitments (Textual)
Term of office lease	3 months
Lease expire	Dec. 17, 2020
Not later than one year [Member]
Expenditure Commitments (Textual)
Commitments under non-cancellable operating lease contract	$ 35,075